Note 7 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2017	December 31, 2018
Noumea Shipping Ltd.	(a)	5,640,000	3,341,000
Gregos Shiping Ltd.	(b)	4,550,000	4,150,000
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd.	(c)	7,900,000	-
Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation ltd. / Bridge Shipping Ltd.	(d)	17,500,000	-
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd.	(e)	-	30,000,000
		35,590,000	37,491,000
Less: Current portion	(4,699,028)	(5,212,000)
Long-term portion	(30,890,972)	(32,279,000)
Deferred charges, current portion	142,767	125,357
Deferred charges, long-term portion	196,619	237,848
Debt discount, current portion	353,000	216,402
Debt discount, long-term portion	883,112	324,603
Long-term debt, current portion net of deferred charges and debt discount	4,203,261	4,870,241
Long-term debt, long-term portion net of deferred charges and debt discount	29,811,241	31,716,549

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2019	5,212,000
2020	5,212,000
2021	27,067,000
2022	-
2023	-
Thereafter	-
Total	37,491,000